                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-21564

                       Blue Rock Market Neutral Fund, LLC
                         445 East Lake Street, Suite 230
                            Wayzata, Minnesota 55391
                    (Address of principal executive offices)

                            Blue Rock Advisors, Inc.
                         445 East Lake Street, Suite 230
                            Wayzata, Minnesota 55391
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (952) 229-8700

                        Date of fiscal year end: March 31

                  Date of reporting period: September 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                     Financial Statements as of and for the
              Period from April 1, 2006 through September 30, 2006

                            (BLUE ROCK ADVISORS LOGO)

TABLE OF CONTENTS

Schedule of Investments ................................................     1-2

Allocation by Sub-Strategy .............................................       2

Statement of Assets, Liabilities and Members' Capital ..................       3

Statement of Operations ................................................       4

Statement of Cash Flows ................................................       5

Statement of Changes in Net Assets .....................................       6

Financial Highlights ...................................................       7

Notes to the Financial Statements ......................................    8-12

Other Information ......................................................   13-14

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)

                                                                                % OF       INITIAL
                                                                              MEMBERS'   ACQUISITION
                                                     COST       FAIR VALUE     CAPITAL       DATE      LIQUIDITY
                                                 -----------   ------------   --------   -----------   ---------
INVESTMENTS IN PORTFOLIO FUNDS(1,2)
INVESTMENT FUNDS
Bermuda - Market Neutral Equity
   Scopia International Limited                  $ 5,300,000   $  5,498,947     5.04%      08/01/05    Quarterly
   Zebra Equity Fund, Ltd.                           112,476        124,084     0.11       07/01/04    Quarterly

Cayman Islands - Market Neutral Equity
   Altairis Offshore                               5,300,000      5,529,204     5.07       01/01/06    Monthly
   Imperium Market Neutral Offshore Fund, Ltd.         4,319          4,214     0.01       07/01/04    Quarterly
   Loomis Sayles Consumer Discretionary
      Hedge Fund, Ltd.                            11,200,000     11,877,610    10.89       02/01/05    Monthly
   Magenta Fund Limited                            4,450,000      4,922,748     4.51       08/01/04    Monthly
   Pequot Market Neutral Financial Services
      Offshore Fund, Ltd.                          4,100,000      4,612,411     4.23       03/01/05    Monthly
   STG Capital Fund, Ltd.                          4,350,000      4,616,877     4.23       04/01/06    Quarterly
Ireland - Market Neutral Equity
   Lazard Japan Carina Fund, PLC                   4,500,000      4,381,080     4.02       01/01/06    Monthly
                                                 -----------   ------------    -----
      TOTAL INVESTMENT FUNDS                      39,316,795     41,567,175    38.11
                                                 -----------   ------------    -----
LIMITED LIABILITY COMPANIES
United States - Market Neutral Equity
   Dirigo, LLC                                     3,100,000      3,133,408     2.87       09/01/06    Quarterly
LIMITED PARTNERSHIPS
United States - Market Neutral Equity
   Asian Healthcare Absolute Fund, L.P.
      (formerly Asian Healthcare Absolute
      Partners, L.P.)                              5,750,000      6,185,293     5.67       01/01/05    Quarterly
   FrontPoint Financial Services Fund, L.P.       10,900,000     11,559,395    10.60       07/01/05    Quarterly
   FrontPoint Healthcare Fund, L.P.                9,100,000     10,287,902     9.43       07/01/04    Quarterly
   FrontPoint Utility and Energy Fund, L.P.       10,750,000     12,300,822    11.28       07/01/04    Quarterly
   Rivanna Partners, L.P.                          3,350,000      3,407,810     3.12       05/01/06    Quarterly
   Seasons Institutional Core Fund, L.P.
      (formerly Seasons Institutional
      Technology Fund, L.P.)                      11,150,000     12,519,083    11.48       07/01/04    Quarterly
   Sonar Partners, L.P.                            6,400,000      7,178,316     6.58       06/01/05    Quarterly
                                                 -----------   ------------    -----
      TOTAL LIMITED PARTNERSHIPS                  57,400,000     63,438,621    58.16
                                                 -----------   ------------    -----
TOTAL INVESTMENTS IN PORTFOLIO FUNDS             $99,816,795   $108,139,204    99.14%
                                                 ===========   ============    =====

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                               SEPTEMBER 30, 2006
                                   (UNAUDITED)

                                                                         % OF
                                                                       MEMBERS'
                                             COST        FAIR VALUE     CAPITAL
                                         ------------   ------------   --------
SHORT-TERM INVESTMENTS
UMB BANK, N.A., MONEY MARKET FIDUCIARY   $  1,052,624   $  1,052,624      0.96%
                                         ------------   ------------    ------
TOTAL INVESTMENTS IN PORTFOLIO FUNDS
   AND SHORT-TERM INVESTMENTS            $100,869,419    109,191,828    100.10
                                         ============   ------------    ------
LIABILITIES LESS OTHER ASSETS                               (113,798)    (0.10)
                                                        ------------    ------
MEMBERS' CAPITAL                                        $109,078,030    100.00%
                                                        ============    ======

(1) All of the Fund's investments in Portfolio Funds are reported at fair value and are considered to be illiquid because the investments can generally only be redeemed on a monthly or quarterly basis with lock-up periods of up to 6 months.

(2)  Not income producing.

The accompanying notes are an integral part of these financials.

                           ALLOCATION BY SUB-STRATEGY
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)

                                   (PIE CHART)

U.S. Technology Market Neutral Equity               15.71%
U.S. Multi-Sector Market Neutral Equity             14.86%
Global Financial Market Neutral Equity              14.83%
U.S. Utility and Energy Market Neutral Equity       11.28%
U.S. Consumer Market Neutral Equity                 10.89%
U.S. Healthcare Market Neutral Equity                9.43%
Asian Healthcare Market Neutral Equity               5.67%
North American Multi-Sector Market Neutral Equity    5.07%
Global Multi-Sector Market Neutral Equity            4.51%
Japanese Multi-Sector Market Neutral Equity          4.02%
Global Sector-Focused Real Estate                    2.87%
Cash, liabilities less other assets                  0.86%

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

              STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)

ASSETS
   Investments in Portfolio Funds at fair value
      and Short Term Investments
      (cost: $ 100,869,419)                          $109,191,828
   Other assets                                            26,755
                                                     ------------
   TOTAL ASSETS                                       109,218,583
                                                     ------------
LIABILITIES
   Management fee payable                                  86,265
   Professional fees payable                               31,806
   Fund administration and accounting fees payable         15,668
   Other accrued expenses                                   6,814
                                                     ------------
   TOTAL LIABILITIES                                      140,553
                                                     ------------
NET ASSETS                                           $109,078,030
                                                     ============
MEMBERS' CAPITAL
   Contributed capital - net                         $100,755,621
   Net unrealized appreciation on investments           8,322,409
                                                     ------------
   TOTAL MEMBERS' CAPITAL                            $109,078,030
                                                     ============

The accompanying notes are an integral part of these financial statements.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED SEPTEMBER 30, 2006
                                   (UNAUDITED)

INVESTMENT INCOME
   Interest                                                         $   13,412
                                                                    ----------
EXPENSES
   Management fee                                                      339,377
   Professional fees                                                    67,750
   Fund administration and accounting fees                              41,670
   Insurance expense                                                    18,703
   Board of Manager's fees                                               9,145
   Custodian fees                                                        6,025
   SEC fees                                                              4,280
   Miscellaneous expenses                                               20,631
                                                                    ----------
   Total expenses before reimbursement                                 507,581
      Expense reimbursement                                            (29,778)
                                                                    ----------
   Net expenses                                                        477,803
                                                                    ----------
NET INVESTMENT LOSS                                                  (464,391)
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   Net realized gain on investments                                    409,435
   Net change unrealized appreciation/depreciation on investments    1,793,336
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      2,202,771
                                                                    ----------
NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS          $1,738,380
                                                                    ==========

The accompanying notes are an integral part of these financial statements.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                             STATEMENT OF CASH FLOWS
                       SIX MONTHS ENDED SEPTEMBER 30, 2006
                                   (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in members' capital resulting from operations               $  1,738,380
   Adjustments to reconcile net increase in members' capital
      resulting from operations to net cash used in operating activities:
      Net realized gain on investments                                          (409,435)
      Net change in unrealized appreciation/depreciation on investments       (1,793,336)
      Purchases of Portfolio Funds                                           (43,400,000)
      Proceeds from redemptions of Portfolio funds                             4,981,697
      Increase in other assets                                                   (16,569)
      Increase in management fee payable                                           9,109
      Decrease in professional fees payable                                      (24,609)
      Increase in fund administration and accounting fees payable                  3,106
      Decrease in other accrued expenses                                          (1,077)
                                                                            ------------
   NET CASH USED IN OPERATING ACTIVITIES                                     (38,912,734)
                                                                            ------------
CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions                                                      38,750,000
                                                                            ------------
   NET CASH PROVIDED BY FINANCING ACTIVITIES                                  38,750,000
                                                                            ------------
NET DECREASE IN SHORT-TERM INVESTMENTS                                          (162,734)
SHORT-TERM INVESTMENTS
   Beginning of period                                                         1,215,358
   END OF PERIOD                                                            $  1,052,624
                                                                            ============

The accompanying notes are an integral part of these financial statements.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    Year
                                                                           Six Months Ended         Ended
                                                                          September 30, 2006   March 31, 2006
                                                                          ------------------   --------------
                                                                              (Unaudited)
OPERATIONS
   Net investment loss                                                       $   (464,391)      $  (722,379)
   Net realized gain/(loss) on investments                                        409,435          (258,248)
   Net change unrealized appreciation/depreciation on investments               1,793,336         5,747,686
                                                                             ------------       -----------
   NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                     1,738,380         4,767,059
                                                                             ------------       -----------
MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                       38,750,000        22,200,204
                                                                             ------------       -----------
   NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM CAPITAL TRANSACTIONS        38,750,000        22,200,204
                                                                             ------------       -----------
INCREASE IN MEMBERS' CAPITAL                                                   40,488,380        26,967,263
MEMBERS' CAPITAL
   Beginning of period                                                         68,589,650        41,622,387
   END OF PERIOD                                                             $109,078,030       $68,589,650
                                                                             ============       ===========

The accompanying notes are an integral part of these financial statements.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                              FINANCIAL HIGHLIGHTS

SUPPLEMENTAL DATA AND RATIOS

                                                                                            Year
                                                                   Six Months Ended         Ended
                                                                  September 30, 2006   March 31, 2006
                                                                  ------------------   --------------
                                                                      (Unaudited)
Total return                                                             2.35%(1)          8.01%
Net assets, end of period (000s)                                     $109,078           $68,590
Ratio of net expenses to average monthly net assets(2,5)                 1.22%(3)          1.30%(4)
Ratio of net investment loss to average monthly net assets(2,5)         (1.19)%(3)        (1.25)%(4)
Portfolio turnover rate                                                     7%               44%

(1)  Not annualized.

(2) Net of reimbursements and waivers. Absent reimbursements and waivers of expenses by the Adviser, the ratio of expenses and net investment loss to average net assets would have been 1.30% and (1.27%) for the six months ended September 30, 2006; and would have been 1.51% and (1.45%) for the year ended March 31, 2006, respectively.

(3)  Annualized.

(4) Includes the amortization of organizational and offering costs. The organizational costs were expensed in the first month of the Fund's operations and will not be recurring. The offering costs are to be expensed over the first 12 months of the Fund's operations and will not be recurring.

(5)  These ratios do not include the expenses of the Portfolio Funds.

The above ratios may be different for individual investors based on the timing of capital transactions.

The accompanying notes are an integral part of these financial statements.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                        NOTES TO THE FINANCIAL STATEMENTS

(1) ORGANIZATION

Blue Rock Market Neutral Fund, LLC (the "Fund") is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end, management investment company. The Fund was formed on March 29, 2004, and commenced operations on July 1, 2004. The Fund's investment objective is to provide capital appreciation while seeking to limit exposure to market risk. The Fund seeks to accomplish this objective by investing its assets primarily in private investment funds ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that utilize "long-short market-neutral" investment strategies.

The investment adviser of the Fund is Blue Rock Advisors, Inc. (the "Adviser"). The power to manage and control the business affairs of the Fund is vested in the Board of Managers (the "Board of Managers"), including the exclusive authority to establish and oversee policies regarding the management, conduct, and operation of the business of the Fund. UMB Fund Services, Inc. serves as the Fund's Administrator, Fund Accountant and Recordkeeper. Limited liability company interests in the Fund ("Interests") are sold in private placement to investors. Investors who acquire Interests in the Fund will become members of the Fund ("Members"). Members will not be able to liquidate their investment other than as a result of repurchases of Interests by the Fund. The Board of Managers, from time to time and in their complete and exclusive discretion, may determine to cause the Fund to repurchase Interests. The Adviser expects to recommend to the Board of Managers that it conduct repurchase offers on a quarterly basis.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles.

(a) Security Transactions

Purchases and sales of investments in Portfolio Funds are recorded on the effective date as specified in the Portfolio Fund's investment agreement. Purchases and sales of other securities are accounted for on a trade-date basis. Realized gains and losses are recognized at the time of withdrawal from a Portfolio Fund and are calculated based on identified cost. Unrealized gains and losses are reflected in operations when changes between the carrying value and fair value of the Portfolio Fund occur.

(b) Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers.

Investments in Portfolio Funds are valued at their fair value, in accordance with the Fund's limited liability company agreement ("LLC Agreement") and the valuation procedures approved by the Board of Managers. Ordinarily, this fair value will represent the values determined by the administrators or Portfolio Managers of the Portfolio Funds in accordance with the Portfolio Funds' valuation policies and as reported by the Portfolio Funds' administrators or Portfolio Managers. Before investing in any Portfolio Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Portfolio Fund, which as a general matter will utilize market values when available, and otherwise utilize principles of fair value that the Adviser reasonably believes to be consistent with those used by the Fund in valuing its own investments. The Adviser attempts to confirm the accuracy of each Portfolio Fund's monthly valuation by reviewing periodic financial information obtained from the Portfolio Funds (e.g., Portfolio Fund audited financial statements and Portfolio Fund position reports).

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its assets. The Adviser or, in certain cases, the Board of Managers, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Fund's interests in a Portfolio Fund. Following procedures adopted by the Board of Managers, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Fund may consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board of Managers.

All of the Fund's investments in Portfolio Funds are considered to be illiquid and as such, the valuation of these investments involves various judgments and consideration of factors that may be subjective.

(c) Advance Portfolio Fund Contributions

Fund contributions to Portfolio Funds are typically recorded on the first business day of the month following the contribution. Cash that is invested by the fund prior to this date is recorded as a pre-paid investment.

(d) Income Taxes

The Fund currently intends to operate as a partnership and not as an association or publicly traded partnership taxable as a corporation for U.S. federal income tax purposes. Accordingly, the Fund is not subject to federal, state or local income taxes. Individual Members are required to report their distributive share of the Fund's taxable income or loss on their individual income tax returns.

(e) Investment Income

Interest and dividend income is recognized on an accrual basis. The Portfolio Funds in which the Fund invests do not regularly distribute income and realized gains from their underlying investment activity. Such undistributed amounts are captured in the value of the Portfolio Funds in the form of unrealized appreciation. To the extent such distributions are made by the Portfolio Funds, the distributions would decrease the cost basis of the Portfolio Funds.

(f) Short-Term Investments

Short-term investments consist of liquid investments with maturities of less than 90 days.

(g) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that may affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

(3) EXPENSES OF THE FUND

The Fund bears all of its own expenses other than those borne by the Adviser pursuant to the advisory agreement. Examples of expenses borne by the Fund include legal fees, audit and tax fees, administration

                       BLUE ROCK MARKET NEUTRAL FUND, LLC
fees, custody fees, costs of insurance, organizational and registration expenses, offering costs and costs associated with meetings of the Board of Managers and Members. Expenses are recognized on an accrual basis.

(a) Expense Limitation and Reimbursement

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation") under which the Adviser will waive its fees or pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses) to the extent necessary to limit the ordinary operating expenses of the Fund to 1.30% per annum of the Fund's average monthly net assets.

In consideration for the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which the expense was incurred, and will reimburse the Adviser such amounts. Reimbursement will only be made to the extent that it does not cause the Fund's ordinary expenses to exceed the Expense Limitation. Expenses before the waiver totaled $507,581 for the period ended September 30, 2006. The total amount of expenses reimbursed by the Adviser for the period ended September 30, 2006 totaled $29,778, and will expire on August 31, 2009. For the year ended March 31, 2006 the total amount of expenses reimbursed by the Adviser was $119,640, and will expire on March 31, 2009. For the period ending March 31, 2005, the total amount of expenses reimbursed by the Adviser was $295,929, and will expire on March 31, 2008.

(b) Management Fees

The Fund pays the Adviser a management fee as compensation for its services to the Fund. The management fee is accrued and payable monthly and is calculated by applying the following annual rates to the average monthly net assets of the Fund determined at the close of each month: 1.00% to the portion of net assets not exceeding $30 million; 0.90% to the portion of net assets exceeding $30 million, but not exceeding $100 million; and 0.80% to the portion of net assets in excess of $100 million. Management fees, prior to reimbursements pursuant to the Expense Limitation, were $339,377 for the period ended September 30, 2006.

(c) Placement Agent

Placement agents may be retained by the Fund to assist in the placement of Interests. A placement agent will generally be entitled to receive a fee from each Member who's Interests the agent places. The specific amount of the placement fee paid with respect to a Member is generally dependent on the size of the investment in the Fund. Placement agents may also be reimbursed by the Fund with respect to certain out-of-pocket expenses.

At this time, Blue Rock Global Partners, Inc. serves as the sole placement agent of Interests. For the period ended September 30, 2006, the Fund paid $0 in fees to Blue Rock Global Partners, Inc. for the placement of Interests in the Fund.

(d) Board of Managers' Fees

Each Manager who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $6,000. Any Manager who is an "interested person" does not receive any annual or other fee from the Fund. All Managers are reimbursed for all reasonable out of pocket expenses.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

(e) Expenses of Portfolio Funds

With respect to the Fund's investments in Portfolio Funds, the Fund may indirectly or directly pay an investment advisory fee which is deducted from the value of the Fund's investment. In addition, the Fund may indirectly pay an incentive fee of up to 20% of the Portfolio Funds' net profits, which is also deducted from the value of the Fund's investment.

(4) MEMBERS' CAPITAL ACCOUNTS

(a) Contributions

The Fund offers Interests once a month, generally at the beginning of each month or more or less frequently in the sole discretion of the Board of Managers. These Interests in the Fund are not unitized pursuant to the terms of the LLC agreement. All subscriptions are subject to the receipt of cleared funds from the investor prior to the applicable subscription date in the full amount of the subscription. The minimum initial investment in the Fund is $500,000. Subsequent investments must be at least $250,000. These minimums may be modified by the Fund from time to time. The Board of Managers reserves the right to reject any subscription for Interests and the Board of Managers may, in its sole discretion, suspend subscriptions for Interests at any time.

(b) Withdrawals

The Fund may from time to time offer to repurchase Interests pursuant to written tenders by Members. Repurchases are made at such times and on such terms as determined by the Board of Managers, in its sole discretion, and generally includes an offer to repurchase a specified dollar amount of outstanding Interests. In determining whether and when the Fund should repurchase Interests, the Board of Managers considers recommendations from the Adviser.

(c) Allocation of Profits and Losses

Net profits or net losses of the Fund are allocated to the Members in accordance with the terms of the LLC Agreement. In general, each Member shares in the profits and losses of the Fund in proportion to their respective Interests in the Fund.

(5) INVESTMENT TRANSACTIONS

The following table lists the aggregate purchases, proceeds and sales of Portfolio Funds, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation for the period April 1, 2006 to September 30, 2006 and as of September 30, 2006. At September 30, 2006, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Aggregate purchases                          $43,400,000
Aggregate redemptions from Portfolio Funds   $ 4,981,697
Gross unrealized appreciation                $ 8,441,434
Gross unrealized depreciation                $  (119,025)
Net unrealized appreciation                  $ 8,322,409

(6) INVESTMENTS IN AFFILIATES

The Fund has waived all voting rights in some of the underlying Portfolio Funds. Had the Fund not done so, each of the Portfolio Funds would be regarded as an "affiliate", as such term is defined in the 1940 Act, of the Fund.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

(7) CONTINGENCIES AND COMMITMENTS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(8) OFF BALANCE SHEET RISK

An investment in the Fund involves risk and is suitable only for persons who can afford fluctuations in the value of their capital and have limited need for liquidity in their investment. There is no assurance that the investment strategies employed by the Adviser will achieve the goals of the Fund. In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps. The Fund did not enter into any of these transactions for the period ended September 30, 2006.

(9) RELATED PARTY TRANSACTIONS

The Fund's short-term investment vehicle is the UMB Bank, n.a., Money Market Fiduciary. UMB Bank, n.a. is the parent company of UMB Fund Services, Inc., the Fund's Administrator, Fund Accountant and Recordkeeper.

NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Tax positions of the Fund are being evaluated to determine the impact, if any, that will result from the adoption of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of it impact, if any, on the Funds' financial statements.

OTHER INFORMATION

INFORMATION ON PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-221-5919. It is also available on the Securities and Exchange Commission's (the "SEC's") website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-888-221-5919, and on the SEC's website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY REPORT SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL

The investment advisory agreement by and between Blue Rock Market Neutral Fund, LLC, a Delaware limited liability company (the "Fund"), and Blue Rock Advisors, Inc., a Minnesota corporation (the "Adviser") (the "Advisory Agreement"), may be continued in effect from year to year subject to approval by: (i) the Board of Managers of the Fund (the "Board"); or (ii) vote of a majority of the outstanding voting securities, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), of the Fund; provided that, in either event, the continuance must also be approved by a majority of the managers who are not "interested persons," as defined by the 1940 Act, of the Fund (the "Independent Managers"), by vote cast in person at a meeting called for the purpose of voting on such approval.

At a meeting of the Board held on May 16, 2006, all of the Managers, including all of the Independent Managers, approved the continuance of the Advisory Agreement for an additional year. In considering whether to renew the Advisory Agreement, the Board reviewed various materials from counsel and from the Adviser which included: (i) information concerning the services rendered to the Fund by the Adviser and the fees paid by the Fund to the Adviser; (ii) information concerning the individuals responsible for the day to day management of the Fund's assets and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) The nature, extent and quality of services provided by the Adviser. The Managers reviewed the services that the Adviser provides to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services provided to the Fund, the Board discussed, in detail, with representatives of the Adviser the management of the Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions that are entered into on behalf of the Fund. The Board noted that, in addition to the investment advisory services provided to the Fund under the Advisory Agreement, the Adviser and its affiliates also provide certain administrative and other services necessary for the operation of the Fund. In particular, the Board reviewed the compliance and administrative services provided to the Fund by the Adviser, including its oversight of the Fund's day-today operations and its oversight of Fund accounting services. Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board concluded that the Fund was receiving the services required from the Adviser under the Advisory Agreement and that these services were of acceptable quality.

(b) Investment performance of the Fund and Adviser. In connection with the evaluation of the services provided by the Adviser, the Board also considered the investment performance of the Fund, and compared the performance of the Fund to that of various indices covering periods since the Fund's inception. The Board concluded that the Fund's performance was satisfactory.

(c) Cost of the services provided and profits realized by the Adviser from the relationship with the Fund. The Managers also considered the cost of the services provided by the Adviser. Under the Advisory Agreement, the Fund pays the Adviser a fee at the following annual rates: 1.00% to the portion of net assets not exceeding $30 million; 0.90% to the portion of net assets exceeding $30 million, but not exceeding $100 million; and 0.80% to the portion of net assets in excess of $100 million. The Board considered that, in addition to the fees charged by the Adviser, the Fund also bears the advisory fees charged by the funds comprising the Fund's investment portfolio (the "Portfolio Funds"). The Managers reviewed information comparing the Fund's advisory fee rate and total expense ratio to those of comparable registered funds. The profitability realized by the Adviser was also considered. The Board relied principally on information relating to the costs and profitability of the Adviser from its relationship with the Fund (the "Profitability Analysis"). Representatives of the Adviser said that the Adviser receives no significant indirect benefits from its relationship with the Fund. After reviewing the information contained in the Profitability Analysis, the Board determined that given the overall performance of the Fund and the quality of services provided, the current profitability of the Adviser was not excessive.

The Managers considered both the services rendered and the fees paid under the Advisory Agreement. In particular, the Board evaluated the Fund's contractual fee rate for advisory services as compared to the contractual fee rate of other closed-end funds that are managed by other investment advisers that invest primarily in unregistered funds. The Board found that the Fund's advisory fees compared favorably to the fees paid by such other similar registered funds.

(d) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale. The Board was cognizant of the fact that economies of scale in costs of providing services may be realized when there is a significant increase in a fund's assets. The Managers considered that the Advisory Agreement provides for lower fees as assets increase at pre-established breakpoints, and that the Fund's asset level has already surpassed one of the breakpoints which has led to a lower fee rate. It was noted that, if the Fund's asset level reaches $100 million, the Fund would be in a position to achieve an even lower fee rate. The Managers then concluded that the Advisory Agreement satisfactorily provides for the ability to realize economies of scale.

Conclusion. Based on all of the foregoing, and such other matters that were deemed relevant, the Board found the Fund's level of advisory fees to be fair and reasonable in light of the services provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Managers who were present at the May 16, 2006 meeting, including all of the Independent Managers, approved the continuance of the Advisory Agreement for an additional year.

ITEM 2. CODE OF ETHICS.

Not applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule of investments in securities in unaffiliated issuers is included as part of the reports to members filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the

     1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)

     (1)  Not applicable

     (2) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

     (3)  Not applicable.

(b)  Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Blue Rock Market Neutral Fund, LLC


By (Signature /s/ Robert W. Fullerton
   and Title) -----------------------
              Robert W. Fullerton
              Principal Executive Officer
         Date December 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature /s/ Robert W. Fullerton
   and Title) -----------------------
              Robert W. Fullerton
              Principal Executive Officer
         Date December 6, 2006


By (Signature /s/ Mark F. Steen
   and Title) -----------------------
              Mark F. Steen
              Principal Financial Officer
         Date December 6, 2006